Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2013 InsCom Options (Inscom Options 2013 Plan [Member])	12 Months Ended
Dec. 31, 2013
Option J1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2013 InsCom Options [Line Items]
Risk-free interest rate	0.08%
Expected life (years)	292 days
Expected volatility	30.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Option J2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2013 InsCom Options [Line Items]
Risk-free interest rate	0.13%
Expected life (years)	1 year 109 days
Expected volatility	32.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Option J3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2013 InsCom Options [Line Items]
Risk-free interest rate	0.68%
Expected life (years)	3 years
Expected volatility	60.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0